SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 2021	$ 18	$ 0
2022	22	119
2023	2	22
2024	1	2
2025	1	1
2025		1
Total		145
Total	$ 44	$ 6,303	$ 6,296